Consolidated Statements of Financial Condition (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Options written on futures contracts, premiums received (in Dollars)	$ 7,356	$ 16,012
Limited Partner [Member] | Participating Owners [Member] | LLC Equity/Non-Trading [Member]
Units outstanding	0	115,497
Limited Partner [Member] | Nonparticipating Owners [Member] | LLC Equity/Non-Trading [Member]
Units outstanding	0	2,157,791
Limited Partner [Member] | Capital Unit, Class A [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	110,812	135,669
Limited Partner [Member] | Capital Unit, Class B [Member] | Beneficial Owner [Member] | Trading [Member]
Units outstanding	955	1,021
General Partner [Member] | Capital Unit, Class A [Member] | Managing Owner [Member] | Trading [Member]
Units outstanding	535	535